FORM 13F


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                              FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  September 30, 2010

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Tyndall Capital Partners, L.P.
                      -----------------------------------

              Address:  599 Lexington Avenue, Suite 4100
                        -----------------------------------
                        New York, New York  10022
                        ----------------------------

FORM 13F FILE NUMBER: 28-  10427
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Halis
           -----------------
Title:     Manager
           -----------------
Phone:     212-446-2460
           -----------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis           New York, NY               November 15, 2010
----------------------       ----------------           ---------------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:       48
---------------------------------------       --


Form 13F Information Table Value Total:       $497,768     (thousands)
---------------------------------------       ------------------------


List of Other Included Managers:     None
--------------------------------     ----

                         Tyndall Capital Partners, L.P.
                           Form 13F Information Table
                               September 30, 2010





                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
ALCON INC                     COM SHS   H01301102   16,679     100,000  SH         SOLE                100,000
ANADARKO PETE CORP            COM       032511107   83,838   1,469,560  SH         SOLE              1,469,560
ASSOCIATED BANC CORP          COM       045487105      375      28,408  SH         SOLE                 28,408
BIOGEN IDEC INC               COM       09062X103   10,648     189,740  SH         SOLE                189,740
CARDIAC SCIENCE CORP          COM       14141A108      194     107,952  SH         SOLE                107,952
CARDINAL HEALTH INC           COM       14149Y108      496      15,000  SH         SOLE                 15,000
                            SUB VTG
CELESTICA INC                 SHS       15101Q108      400      47,424  SH         SOLE                 47,424
CHEMED CORP NEW               COM       16359R103    9,148     160,584  SH         SOLE                160,584
COCA COLA BOTTLING CO CONS    COM       191098102    3,681      69,547  SH         SOLE                 69,547
COCA COLA ENTERPRISES INC     COM       191219104   49,600   1,600,000  SH         SOLE              1,600,000
COLONIAL FINL SVCS INC        COM       19566B101    1,746     180,035  SH         SOLE                180,035
CONEXANT SYSTEMS INC          COM NEW   207142308       62      37,782  SH         SOLE                 37,782
EAGLE BANCORP MONT INC        COM       26942G100    2,498     274,508  SH         SOLE                274,508
EARTHLINK INC                 COM       270321102    7,268     799,553  SH         SOLE                799,553
ERIE INDTY CO                 CL A      29530P102   74,586   1,330,467  SH         SOLE              1,330,467
FIFTH THIRD BANCORP           COM       316773100      528      43,852  SH         SOLE                 43,852
FIRST CTZNS BANCSHARES
   INC N                      CL A      31946M103    1,190       6,423  SH         SOLE                  6,423
FIRST FINANCIAL
   NORTHWEST IN               COM       32022K102    4,274   1,095,923  SH         SOLE              1,095,923
FURIEX PHARMACEUTICALS INC    COM       36106P101    7,981     707,544  SH         SOLE                707,544




GENERAL ELECTRIC CO           COM       369604103    1,601      98,520  SH         SOLE                 98,520
GREAT PLAINS ENERGY INC       COM       391164100   22,680   1,200,000  SH         SOLE              1,200,000
GREIF INC                     CL B      397624206    7,002     121,993  SH         SOLE                121,993
HSN INC                       COM       404303109      224       7,495  SH         SOLE                  7,495
JACKSONVILLE BANCORP
   INC MD                     COM       46924R106      607      61,295  SH         SOLE                 61,295
JPMORGAN CHASE & CO           COM       46625H100    1,142      30,000  SH         SOLE                 30,000
LIVE NATION ENTERTAINMENT
   IN                         COM       538034109      109      11,050  SH         SOLE                 11,050
MBIA INC                      COM       55262C100      603      60,000  SH         SOLE                 60,000
MDS INC                       COM       55269P302   24,119   2,388,063  SH         SOLE              2,388,063
MGIC INVT CORP WIS            COM       552848103      231      25,000  SH         SOLE                 25,000
                             CL A
MI DEVS INC                 SUB VTG     55304X104   16,285   1,481,804  SH         SOLE              1,481,804
MYREXIS INC                   COM       62856H107    5,033   1,303,760  SH         SOLE              1,303,760
NORTHWEST BANCSHARES
   INC MD                     COM       667340103    4,821     431,250  SH         SOLE                431,250
OCEAN SHORE HLDG CO NEW       COM       67501R103    3,457     324,000  SH         SOLE                324,000
ONEIDA FINL CORP MD           COM       682479100    1,887     250,000  SH         SOLE                250,000
ORITANI FINL CORP DEL         COM       68633D103    6,986     700,000  SH         SOLE                700,000
PATHFINDER BANCORP INC        COM       70320A103      192      32,000  SH         SOLE                 32,000
PFIZER INC                    COM       717081103    5,945     346,226  SH         SOLE                346,226
PRE PAID LEGAL SVCS INC       COM       740065107    3,243      51,900  SH         SOLE                 51,900
RIVER VY BANCORP              COM       768475105      645      44,732  SH         SOLE                 44,732
SANMINA SCI CORP              COM NEW   800907206      674      55,797  SH         SOLE                 55,797
SARA LEE CORP                 COM       803111103   24,174   1,800,000  SH         SOLE              1,800,000
SCRIPPS E W CO OHIO           CL A NEW  811054402    3,987     505,988  SH         SOLE                505,988
SYMANTEC CORP                 COM       871503108      288      19,065  SH         SOLE                 19,065
TRIPLE-S MGMT CORP            CL B      896749108    7,449     442,091  SH         SOLE                442,091
UNITED CMNTY BANCORP          COM       90984H103    1,631     225,000  SH         SOLE                225,000
                              SPONS
VODAFONE GROUP PLC NEW        ADR NEW   92857W209   60,736   2,448,050  SH         SOLE              2,448,050
WALTER INVT MGMT CORP         COM       93317W102   15,634     893,900  SH         SOLE                893,900
WAYNE SVGS BANCSHARES
   INC NE                     COM       94624Q101    1,191     154,720  SH         SOLE                154,720






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